Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(185,750)	(286,823)
Tax credit calculated at statutory tax rate	(46,438)	(71,706)
Effect of different tax rates in other countries	-	112
Others	46,438	71,594
	-	-

Income tax expense (benefits)

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Loss before tax	(967,491)	(284,655)
Tax credit calculated at statutory tax rate	(241,873)	(71,164)
Effect of different tax rates in other countries	36	118
Others	241,837	71,046
	-	-